PowerShares Morningstar StockInvestor Core Portfolio (Prospectus Summary) | PowerShares Morningstar StockInvestor Core Portfolio
PowerShares Morningstar StockInvestor Core Portfolio
Investment Objective
The PowerShares Morningstar StockInvestor Core Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Morningstar® StockInvestor Core IndexSM* (the "Underlying
Index").

* Morningstar® StockInvestor Core IndexSM and Morningstar are service marks of
Morningstar, Inc. ("Morningstar") and have been licensed for use for certain purposes by the Adviser. The Fund is not sponsored, endorsed, sold or promoted by Morningstar, and Morningstar makes no representation regarding the advisability of investing in the Fund.

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PowerShares Morningstar StockInvestor Core Portfolio
Management Fees		0.50%
Other Expenses		1.31%
Total Annual Fund Operating Expenses		1.81%
Fee Waiver and/or Expense Assumption	[1]	1.28%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Assumption	[1]	0.53%
[1]	Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes and extraordinary expenses) from exceeding 0.50% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2012, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest
$10,000 in the Fund for the time periods indicated and then sell all of your
Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The cost under the one year example is equal to the Total
Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in the
first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the Fund.

Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
PowerShares Morningstar StockInvestor Core Portfolio	54	445	862	2,025

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 91% of the average value of its portfolio.

Principal Investment Strategies
The Fund generally will invest at least 90% of its total assets in securities that comprise the Underlying Index. The Underlying Index is composed of approximately 40 stocks of high quality companies selected by Morningstar. The securities Morningstar includes in the Underlying Index are required to have market capitalizations in excess of $100 million, be listed on a major U.S.
exchange and have underlying businesses with a Morningstar® Economic Moat®
Rating of narrow or wide and a Morningstar Rating® for stocks of at least
4-stars. As of June 30, 2011, the Underlying Index included common stocks of approximately 40 companies with a market capitalization range of between approximately $1.29 billion and $401 billion.

Concentration Policy. The Fund will concentrate its investments (i.e., invest
25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Principal Risks of the Fund
The following summarizes the principal risks of the Fund.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the
Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.
For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities the Fund holds; the price of common stock may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities the Fund holds. In addition, common stock in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers.

Concentration Risk. A significant percentage of the Underlying Index may be composed of issuers in a single industry or sector of the economy. If the Fund is focused in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. At times, such industry or group of industries may be out of favor and underperform other industries of the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying
Index resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index.
Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Non-Diversified Fund Risk. The Fund is non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund.
As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
Fund. The Fund may not achieve its investment objective. An investment in the
Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with a broad measure of market performance. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes)
is not necessarily indicative of how the Fund will perform in the future.
Updated performance information is available online at
www.InvescoPowerShares.com.

The bar chart below shows how the Fund has performed.

Annual Total Returns-Calendar Years

The Fund's year-to-date total return for the six months ended June 30, 2011 was
6.20%.

        Best Quarter                    Worst Quarter
10.67% (3rd Quarter 2010)       (27.64)% (4th Quarter 2008)

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Fund Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund Shares so that the investor may deduct the losses in full. As a result, the Fund's returns after taxes on distributions and sale of Fund Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
PowerShares Morningstar StockInvestor Core Portfolio	Return Before Taxes		10.05%	(5.05%)	Dec. 01, 2006
PowerShares Morningstar StockInvestor Core Portfolio After Taxes on Distributions	Return After Taxes on Distributions		9.76%	(5.19%)	Dec. 01, 2006
PowerShares Morningstar StockInvestor Core Portfolio After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares		6.52%	(4.32%)	Dec. 01, 2006
PowerShares Morningstar StockInvestor Core Portfolio Blended – Morningstar StockInvestor Core Index	Blended - Morningstar StockInvestor Core Index (reflects no deduction for fees, expenses or taxes)	[1]	13.35%	(12.77%)	Dec. 01, 2006
PowerShares Morningstar StockInvestor Core Portfolio Value Line Industry Rotation Index	Value Line Industry Rotation Index (reflects no deduction for fees, expenses or taxes)	[2]	18.51%	(3.54%)	Dec. 01, 2006
PowerShares Morningstar StockInvestor Core Portfolio Morningstar ® StockInvestor Core Index SM	Morningstar® StockInvestor Core IndexSM (reflects no deduction for fees, expenses or taxes)	[2]
PowerShares Morningstar StockInvestor Core Portfolio S&P 500 ® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)		15.08%	(0.47%)	Dec. 01, 2006
PowerShares Morningstar StockInvestor Core Portfolio S&P Citigroup Large Cap Growth Index	S&P Citigroup Large Cap Growth Index (reflects no deduction for fees, expenses or taxes)		15.05%	1.88%	Dec. 01, 2006
PowerShares Morningstar StockInvestor Core Portfolio Russell 3000 Growth Index	Russell 3000 Growth Index (reflects no deduction for fees, expenses or taxes)		17.64%	2.55%	Dec. 01, 2006
[1]	The data known as "Blended" is comprised of the original underlying index from Fund inception through the conversion date, June 29, 2010, followed by the performance of the new underlying index starting at the conversion date and through December 31, 2010.
[2]	Effective June 30, 2010, the name of the PowerShares Value Line Industry Rotation Portfolio changed to PowerShares Morningstar StockInvestor Core Portfolio. Its underlying index also changed to the Morningstar® StockInvestor Core IndexSM. Prior to June 30, 2010, the Fund's underlying index was the Value Line Industry Rotation Index.